SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 01, 2022 shares	Jul. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 20, 2024 USD ($)	May 03, 2024 USD ($)	Mar. 31, 2023 $ / shares shares	Dec. 31, 2021 shares	Dec. 15, 2021 USD ($) shares
Authorized common stock (in shares)	250,000,000				500,000,000	500,000,000				500,000,000	250,000,000
Common stock par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001				$ 0.0001
Common stock in treasury (in shares)					411,952	411,952
Reverse stock split ratio	10
Stock repurchased authorized amount | $												$ 10,000
Stock repurchase authorized (in shares)												1,250,000
Repurchase and retirement stock (in shares)			136,118	2,541,245
Repurchase and retirement of common stock | $				$ 3,000		$ 278	$ 3,267
Repurchase of common stock (in shares)			284,623	3,734,992
Repurchase of common stock | $			$ 500
Additional shares of common stock purchase					100
Proceeds from issuance of ordinary share | $					$ 15,000
Open Market Sale Agreement
Offer or sale of Aggregate price | $									$ 50,000
Market offering 2024
Offer or sale of Aggregate price | $								$ 200,000	$ 50,000
2024 PIPE transaction
Shares issued		1,020,000
Exercise price | $ / shares		$ 0.0001
Share issued price | $ / shares		$ 5
Proceeds from issuance of ordinary share | $		$ 15,000
2024 PIPE transaction | Prefunded warrants
Issuance price | $ / shares		$ 4.9999
Warrants outstanding, exercise price | $ / shares		$ 0.0001
Maximum | 2024 PIPE transaction | Prefunded warrants
Number of warrants issued		1,980,000